Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2017
Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Aggressive Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Allocation Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current acquired fund fees and expenses based on the Fund’s target allocations among the Select Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds(1)	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Funds(1)	40%	25-55%
International Equity	32%	20-50%
Emerging Markets Equity Fund	8%	2-20%

(1)	The U.S. Equity Select Funds and Non-U.S. Equity Select Funds asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.
  The Fund and the Select Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds.
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Controlling Voting Interest Risk: In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
  Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.
  Derivatives Risk: To the extent that the Fund invests in Select Funds that invest in derivatives, it is exposed to derivatives risk. Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally-cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
  Emerging Markets Risk: Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Equity Risk: Because the Fund invests in Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  Foreign Securities Risk: Because the Fund invests in Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general.
  Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.
  Small Capitalization Companies Risk: Because the Fund invests in Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.57% 6/2009	Worst Quarter: (22.77)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
Aggressive Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166
One Year	rr_AverageAnnualReturnYear01	6.55%	[2]
Five Years	rr_AverageAnnualReturnYear05		[2]
Ten Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2]
Aggressive Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%	[1]
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	$ 1,466
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(41.05%)
2009	rr_AnnualReturn2009	30.82%
2010	rr_AnnualReturn2010	15.16%
2011	rr_AnnualReturn2011	(5.14%)
2012	rr_AnnualReturn2012	17.19%
2013	rr_AnnualReturn2013	27.41%
2014	rr_AnnualReturn2014	3.38%
2015	rr_AnnualReturn2015	(2.39%)
2016	rr_AnnualReturn2016	6.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.77%)
One Year	rr_AverageAnnualReturnYear01	6.38%
Five Years	rr_AverageAnnualReturnYear05	9.89%
Ten Years	rr_AverageAnnualReturnYear10	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Aggressive Allocation Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.17%	[3]
Five Years	rr_AverageAnnualReturnYear05	7.35%	[3]
Ten Years	rr_AverageAnnualReturnYear10	1.99%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[3]
Aggressive Allocation Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.43%	[3]
Five Years	rr_AverageAnnualReturnYear05	7.69%	[3]
Ten Years	rr_AverageAnnualReturnYear10	2.87%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[3]
Aggressive Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.74%
Five Years	rr_AverageAnnualReturnYear05	14.67%
Ten Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Aggressive Allocation Fund | MSCI ACWI (All Country World Index) ex USA Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.50%
Five Years	rr_AverageAnnualReturnYear05	5.00%
Ten Years	rr_AverageAnnualReturnYear10	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Aggressive Allocation Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.46%
Five Years	rr_AverageAnnualReturnYear05	10.80%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001

[1]	The expense information in the table has been restated to reflect current acquired fund fees and expenses based on the Fund’s target allocations among the Select Funds.
[2]	The Institutional Class commenced operations on November 23, 2015, and therefore, only one year of returns are shown for the Institutional Class.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.